AMOUNT DUE TO RELATED PARTIES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Amount Due To Related Parties	$ 745,532
Related Party Loan	0	$ 140,000
Related Party Payable	745,532	$ 276,501
Director [Member]
Related Party Payable	360,000
Li Zhuo [Member]
Related Party Payable	42,000
Dai Zheng [Member]
Related Party Loan	504,297
Liu Pijun [Member]
Related Party Payable	189,235
Che Kean Tat [Member]
Related Party Payable	$ 10,000